SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Number of options (thousands)
Outstanding at beginning of year		1,570
Granted		9
Exercised		(594)
Forfeited		(18)
Outstanding at end of year		967	1,570
Exercisable at end of year		834
Weighted average exercise price (per share)
Outstanding at beginning of year		$ 9.64
Granted		16.44
Exercised		10.18
Forfeited		9.54
Outstanding at end of year		9.38	$ 9.64
Exercisable at end of year		$ 9.70
Weighted average remaining contractual term (in years)
Outstanding at end of year		2 years 6 months 7 days	3 years 1 month 13 days
Exercisable at end of year		2 years 2 months 1 day
Aggregate intrinsic value
Outstanding at beginning of year	[1]	$ 403
Outstanding at end of year	[1]	9,967	$ 403
Exercisable at end of year	[1]	$ 8,324
Share price		$ 19.68

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2018 which was $19.68 per share.